Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Capital Disclosures [Abstract]
Schedule of Capital	The Company’s capital was as follows:
As at December 31,	2023	2022
Shareholders’ equity (excluding reserves)	$585,310	$402,827
Non-controlling interest	$1,737,065	$1,358,716
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$3,199,247	$3,853,151